STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details 4) - Restricted Stock Units [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Unvested Begenning		215,000	215,000
Unvested begenning	133,585	71,667	71,667
Granted	41,667	3,333	78,585	71,667
Vested	(16,667)		(50,000)
Unvested Ending	158,585	75,000	133,585	71,667
Weighted Average Vesting Period, beginning balance	11 months 19 days	1 year 8 months 12 days	1 year 6 months 15 days	0 years
Weighted Average Vesting Period RSU granted	6 months 7 days	1 year 6 months	1 year 4 months 6 days	1 year 8 months 8 days
Weighted Average Vesting Period, ending balance	5 months 26 days	1 year 2 months 15 days	1 year	1 year 6 months 14 days
Weighted Average Grant Date Fair Value Per Share beginning balance	$ 8.56	$ 8.7460	$ 2.92	$ 0
Weighted Average Grant Date Fair Value Per Share RSU granted	6.92	9.2100	8.52	8.76
Weighted Average Vest Date Fair Value Per Share RSU granted	7.50
Weighted Average Grant Date Fair Value Per Share ending balance	$ 8.17	$ 8.7667	8.58	$ 8.76
Weighted Average Grant Date Fair Value Per Share Rsu Vested			$ 8.97